Revenue by Geographic Area (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Geographical Information [Line Items]
Total revenues	$ 2,329.9	$ 2,166.8	$ 2,064.9
Americas
Schedule Of Geographical Information [Line Items]
Total revenues	991.1	922.8	929.8
Europe, Middle East and Africa
Schedule Of Geographical Information [Line Items]
Total revenues	1,049.5	980.8	891.4
Asia Pacific
Schedule Of Geographical Information [Line Items]
Total revenues	$ 289.3	$ 263.2	$ 243.7